Schedule of Investments (unaudited) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Aerovironment Inc.(a)	276	$17,871
Astronics Corp.(a)	460	18,708
Axon Enterprise Inc.(a)	753	50,285
BWX Technologies Inc.	2,588	120,446
Cubic Corp.	634	35,770
Curtiss-Wright Corp.	500	55,745
Hexcel Corp.	1,684	122,578
KeyW Holding Corp. (The)(a)	2,137	24,041
Kratos Defense & Security Solutions Inc.(a)	1,154	25,446
Mercury Systems Inc.(a)	638	43,869
Moog Inc., Class A	685	56,458
Teledyne Technologies Inc.(a)	375	88,425
Wesco Aircraft Holdings Inc.(a)	2,550	25,041

		684,683

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	1,610	31,669
Hub Group Inc., Class A(a)	746	29,064

		60,733

Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)	1,919	19,401
Cooper Tire & Rubber Co.	667	18,396
Cooper-Standard Holdings Inc.(a)	419	16,199
Dana Inc.	1,219	17,785
Delphi Technologies PLC	987	15,062
Dorman Products Inc.(a)	347	28,336
Fox Factory Holding Corp.(a)	476	31,902
Gentex Corp.	1,980	42,293
Gentherm Inc.(a)	961	35,922
Goodyear Tire & Rubber Co. (The)	1,801	24,151
LCI Industries	230	19,060
Modine Manufacturing Co.(a)	2,052	26,368
Tenneco Inc., Class A	2,298	22,842
Veoneer Inc.(a)(b)	990	15,771
Visteon Corp.(a)	499	22,210

		355,698

Automobiles — 0.1%
Thor Industries Inc.	554	28,609
Winnebago Industries Inc.	564	18,127

		46,736

Banks — 7.8%
Amalgamated Bank, Class A	1,095	18,068
Ameris Bancorp.	812	28,655
Atlantic Union Bankshares Corp.(a)	654	21,124
BancFirst Corp.	604	31,547
BancorpSouth Bank	2,134	57,789
Bank of Hawaii Corp.	2,122	160,551
Bank OZK	1,852	53,523
BankUnited Inc.	1,285	41,737
Banner Corp.	703	35,473
BOK Financial Corp.	567	42,485
Bridge Bancorp. Inc.	659	18,340
Cadence BanCorp.	1,998	36,963
CBTX Inc.	709	19,320
Chemical Financial Corp.	1,356	51,338
Columbia Banking System Inc.	2,099	70,002
Community Trust Bancorp. Inc.	496	19,637
Cullen/Frost Bankers Inc.	1,848	168,667

Security	Shares	Value

Banks (continued)
CVB Financial Corp.	1,919	$39,435
Equity Bancshares Inc., Class A(a)	847	21,073
First Financial Bancorp.	3,504	78,209
First Financial Bankshares Inc.	792	44,875
First Hawaiian Inc.	1,058	26,334
First Interstate BancSystem Inc., Class A	1,269	46,839
FNB Corp.	2,328	25,608
Fulton Financial Corp.	6,098	96,105
Glacier Bancorp. Inc.	1,761	69,401
Great Western Bancorp. Inc.	2,599	80,751
Hancock Whitney Corp.	948	36,005
Heartland Financial USA Inc.	831	34,312
Heritage Financial Corp./WA	954	26,807
HomeTrust Bancshares Inc.	1,267	31,016
Hope Bancorp Inc.	1,391	17,902
Independent Bank Corp./Rockland MA	249	17,268
International Bancshares Corp.	2,924	106,609
Investors Bancorp. Inc.	4,872	50,718
LegacyTexas Financial Group Inc.	894	32,631
Live Oak Bancshares Inc.	1,266	19,661
National Bank Holdings Corp., Class A	682	23,931
Old Line Bancshares Inc.	1,553	38,250
Opus Bank	2,092	41,986
PacWest Bancorp.	499	18,134
Pinnacle Financial Partners Inc.	1,170	61,952
Popular Inc.	1,201	62,704
QCR Holdings Inc.	933	29,931
ServisFirst Bancshares Inc.	713	22,345
Simmons First National Corp., Class A	1,759	40,123
South State Corp.	651	42,894
Sterling Bancorp./DE	1,529	29,525
Stock Yards Bancorp. Inc.	985	32,830
Synovus Financial Corp.	559	17,866
Texas Capital Bancshares Inc.(a)	1,014	58,102
TriState Capital Holdings Inc.(a)	964	19,829
Triumph Bancorp. Inc.(a)	642	18,021
Trustmark Corp.	949	30,150
UMB Financial Corp.	1,381	85,263
Umpqua Holdings Corp.	4,180	66,755
United Bankshares Inc./WV	1,434	51,309
Webster Financial Corp.	2,331	103,217
WesBanco Inc.	649	23,059
Westamerica Bancorp.	383	22,938
Western Alliance Bancorp.(a)	1,943	79,954
Wintrust Financial Corp.	918	62,185

		2,860,031

Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	66	20,744
Coca-Cola Consolidated Inc.	60	18,120

		38,864

Biotechnology — 4.9%
ACADIA Pharmaceuticals Inc.(a)	1,687	40,471
Acceleron Pharma Inc.(a)	462	18,429
Agios Pharmaceuticals Inc.(a)(b)	762	35,182
Akcea Therapeutics Inc.(a)	891	18,747
Alder Biopharmaceuticals Inc.(a)(b)	1,764	19,086
Amicus Therapeutics Inc.(a)	2,502	28,198
AnaptysBio Inc.(a)(b)	330	24,027
Arena Pharmaceuticals Inc.(a)	444	23,536

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Array BioPharma Inc.(a)	2,474	$65,363
Arrowhead Pharmaceuticals Inc.(a)(b)	1,077	25,536
Assembly Biosciences Inc.(a)	1,224	17,185
Atara Biotherapeutics Inc.(a)	801	17,790
Audentes Therapeutics Inc.(a)	506	17,771
BioCryst Pharmaceuticals Inc.(a)	2,324	8,134
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	418	23,600
Bluebird Bio Inc.(a)	693	83,105
Blueprint Medicines Corp.(a)	476	36,176
CareDx Inc.(a)	561	17,739
Coherus Biosciences Inc.(a)	1,103	20,847
Denali Therapeutics Inc.(a)	1,026	19,566
Dicerna Pharmaceuticals Inc.(a)	1,649	20,415
Eagle Pharmaceuticals Inc./DE(a)	354	17,987
Enanta Pharmaceuticals Inc.(a)	210	18,999
Epizyme Inc.(a)	1,572	21,599
Esperion Therapeutics Inc.(a)	380	18,088
Exelixis Inc.(a)	2,983	58,437
Fate Therapeutics Inc.(a)	990	19,087
FibroGen Inc.(a)	1,080	39,139
Flexion Therapeutics Inc.(a)	1,447	15,960
G1 Therapeutics Inc.(a)	830	17,397
Global Blood Therapeutics Inc.(a)	734	44,612
Halozyme Therapeutics Inc.(a)	1,860	27,435
Heron Therapeutics Inc.(a)	1,060	18,052
Immunomedics Inc.(a)(b)	2,089	27,303
Insmed Inc.(a)	1,271	30,771
Intercept Pharmaceuticals Inc.(a)	300	24,846
Invitae Corp.(a)	1,058	18,462
Iovance Biotherapeutics Inc.(a)(b)	1,267	20,715
Ironwood Pharmaceuticals Inc.(a)	1,956	21,379
Ligand Pharmaceuticals Inc.(a)	284	30,496
MacroGenics Inc.(a)	1,076	19,734
Mirati Therapeutics Inc.(a)	340	23,049
Momenta Pharmaceuticals Inc.(a)	1,392	16,189
Myriad Genetics Inc.(a)	733	18,156
Natera Inc.(a)	853	19,534
Neurocrine Biosciences Inc.(a)	1,006	85,289
OPKO Health Inc.(a)(b)	9,539	17,075
Portola Pharmaceuticals Inc.(a)	637	17,766
Progenics Pharmaceuticals Inc.(a)	4,313	18,071
PTC Therapeutics Inc.(a)	605	24,260
Radius Health Inc.(a)	901	18,732
REGENXBIO Inc.(a)	455	19,574
Repligen Corp.(a)	705	48,976
Sage Therapeutics Inc.(a)	606	104,153
Sangamo Therapeutics Inc.(a)	1,864	16,310
Sarepta Therapeutics Inc.(a)	753	85,729
Spark Therapeutics Inc.(a)	584	63,656
Ultragenyx Pharmaceutical Inc.(a)	884	48,558
uniQure NV(a)	393	23,309
United Therapeutics Corp.(a)	218	18,305
Xencor Inc.(a)(b)	583	17,980
ZIOPHARM Oncology Inc.(a)(b)	4,284	18,336

		1,814,408

Building Products — 0.7%
AAON Inc.	728	33,044
Advanced Drainage Systems Inc.	1,222	35,047
Armstrong World Industries Inc.	912	80,894
Builders FirstSource Inc.(a)	2,282	32,131

Security	Shares	Value

Building Products (continued)
Resideo Technologies Inc.(a)	1,788	$35,188
Trex Co. Inc.(a)	398	23,808

		240,112

Capital Markets — 1.5%
Ares Management Corp., Class A	809	20,783
Donnelley Financial Solutions Inc.(a)	1,384	17,065
Evercore Inc., Class A	468	36,144
Federated Investors Inc., Class B	919	28,057
Interactive Brokers Group Inc., Class A	491	24,943
INTL. FCStone Inc.(a)	554	19,257
Janus Henderson Group PLC	6,226	126,512
Legg Mason Inc.	2,708	96,459
LPL Financial Holdings Inc.	1,119	89,766
Moelis & Co., Class A	571	18,146
Morningstar Inc.	287	40,191
Stifel Financial Corp.	509	27,298
Virtu Financial Inc., Class A	937	21,570

		566,191

Chemicals — 1.2%
HB Fuller Co.	1,096	43,215
Huntsman Corp.	946	16,432
Ingevity Corp.(a)	303	26,573
Innospec Inc.	520	41,969
Koppers Holdings Inc.(a)	653	17,409
Kraton Corp.(a)	709	17,349
Livent Corp.(a)	2,492	15,750
Minerals Technologies Inc.	1,267	65,859
RPM International Inc.	1,120	59,942
Scotts Miracle-Gro Co. (The)	277	24,800
Stepan Co.	353	29,956
Trinseo SA	898	33,082
Tronox Holdings PLC, Class A(a)	1,893	17,548
Valvoline Inc.	2,438	42,543

		452,427

Commercial Services & Supplies — 2.8%
ABM Industries Inc.	974	35,308
ACCO Brands Corp.	3,736	27,460
ADT Inc.	3,544	20,732
Brady Corp., Class A, NVS	1,401	64,866
Brink’s Co. (The)	305	23,485
Cimpress NV(a)	238	20,825
Clean Harbors Inc.(a)	436	27,956
Covanta Holding Corp.	2,968	50,041
Healthcare Services Group Inc.	1,069	33,791
Herman Miller Inc.	1,631	57,884
HNI Corp.	553	18,337
Interface Inc.	1,391	20,128
KAR Auction Services Inc.	2,550	143,361
Knoll Inc.	1,574	30,913
Matthews International Corp., Class A	1,641	55,843
McGrath RentCorp.	658	36,999
Mobile Mini Inc.	871	26,714
MSA Safety Inc.	468	46,510
Pitney Bowes Inc.	4,067	14,845
Quad/Graphics Inc.	1,811	15,158
SP Plus Corp.(a)	811	25,165
Steelcase Inc., Class A	2,343	37,582
Team Inc.(a)	1,422	20,647
Tetra Tech Inc.	1,058	71,436

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
UniFirst Corp./MA	340	$53,985
Viad Corp.	722	45,371

		1,025,342

Communications Equipment — 1.0%
ADTRAN Inc.	1,286	20,164
Ciena Corp.(a)	2,425	84,729
EchoStar Corp., Class A(a)	496	21,219
Finisar Corp.(a)	1,295	27,169
Infinera Corp.(a)	5,886	18,305
InterDigital Inc.	517	32,840
Lumentum Holdings Inc.(a)	1,208	48,888
NETGEAR Inc.(a)	689	17,363
NetScout Systems Inc.(a)	893	21,887
Plantronics Inc.	793	32,569
Ribbon Communications Inc.(a)	3,647	15,573
Viavi Solutions Inc.(a)	1,532	18,461

		359,167

Construction & Engineering — 1.9%
AECOM(a)	4,372	139,467
Aegion Corp.(a)	1,680	24,192
Arcosa Inc.	577	19,555
Argan Inc.	381	17,499
Comfort Systems USA Inc.	1,073	50,624
Dycom Industries Inc.(a)	401	20,920
EMCOR Group Inc.	1,367	110,125
Granite Construction Inc.	865	34,764
Great Lakes Dredge & Dock Corp.(a)	1,776	18,897
MasTec Inc.(a)(b)	500	23,245
MYR Group Inc.(a)	831	26,833
Quanta Services Inc.	3,696	128,473
Valmont Industries Inc.	514	58,139
Willscot Corp.(a)	1,364	18,523

		691,256

Construction Materials — 0.2%
Eagle Materials Inc.	211	18,158
Summit Materials Inc., Class A(a)	1,458	20,383
U.S. Concrete Inc.(a)	482	22,447

		60,988

Consumer Finance — 0.5%
Credit Acceptance Corp.(a)	66	30,122
Encore Capital Group Inc.(a)	550	18,887
Green Dot Corp., Class A(a)	524	24,319
Navient Corp.	1,430	18,647
OneMain Holdings Inc.	613	18,310
PRA Group Inc.(a)	1,405	38,792
SLM Corp.	2,448	23,281

		172,358

Containers & Packaging — 1.2%
AptarGroup Inc.	1,434	162,429
Bemis Co. Inc.	612	35,710
Berry Global Group Inc.(a)	1,253	58,916
Graphic Packaging Holding Co.	1,549	20,137
Greif Inc., Class A, NVS	519	18,394
Myers Industries Inc.	1,064	18,003
Owens-Illinois Inc.	1,410	22,560
Sonoco Products Co.	1,582	97,815

		433,964

Security	Shares	Value

Distributors — 0.3%
Pool Corp.	698	$125,486

Diversified Consumer Services — 2.2%
American Public Education Inc.(a)	654	18,299
Bright Horizons Family Solutions Inc.(a)	1,787	244,926
Carriage Services Inc.	1,825	33,251
Chegg Inc.(a)	680	25,473
frontdoor Inc.(a)	1,086	43,668
Graham Holdings Co., Class B	65	44,235
Grand Canyon Education Inc.(a)	396	47,465
Houghton Mifflin Harcourt Co.(a)	2,852	16,085
Laureate Education Inc., Class A(a)	1,265	20,316
Service Corp. International/U.S.	2,591	113,667
ServiceMaster Global Holdings Inc.(a)	2,263	122,202
Sotheby’s(a)	650	21,911
Strategic Education Inc.	140	24,639
Weight Watchers International Inc.(a)	930	16,080

		792,217

Diversified Telecommunication Services — 0.1%
Iridium Communications Inc.(a)	1,199	25,695
ORBCOMM Inc.(a)(b)	2,697	18,016

		43,711

Electric Utilities — 1.0%
Hawaiian Electric Industries Inc.	2,627	109,126
IDACORP Inc.	1,407	141,080
Otter Tail Corp.	1,098	54,538
Portland General Electric Co.	1,496	79,078

		383,822

Electrical Equipment — 0.7%
Atkore International Group Inc.(a)	780	18,244
EnerSys	803	45,153
Generac Holdings Inc.(a)	998	55,040
Hubbell Inc.	631	72,275
nVent Electric PLC	766	17,664
Plug Power Inc.(a)(b)	8,001	20,482
Regal Beloit Corp.	350	25,445
Sunrun Inc.(a)	1,205	18,870

		273,173

Electronic Equipment, Instruments & Components — 3.0%
Anixter International Inc.(a)	521	27,801
Avnet Inc.	1,935	79,025
Badger Meter Inc.	960	50,688
Belden Inc.	541	27,699
Benchmark Electronics Inc.	816	18,025
Coherent Inc.(a)	381	41,921
Control4 Corp.(a)	816	19,307
CTS Corp.	1,225	32,414
Dolby Laboratories Inc., Class A	979	60,669
ePlus Inc.(a)	239	16,888
Fabrinet(a)	619	26,394
Insight Enterprises Inc.(a)	726	37,375
Itron Inc.(a)	753	42,657
KEMET Corp.	1,110	17,649
Littelfuse Inc.	306	49,942
Methode Electronics Inc.	2,283	56,230
MTS Systems Corp.	759	41,183
National Instruments Corp.	3,414	131,746
Novanta Inc.(a)	595	47,612
OSI Systems Inc.(a)	414	42,886

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Plexus Corp.(a)	984	$48,738
Rogers Corp.(a)	293	40,431
Sanmina Corp.(a)	644	17,124
SYNNEX Corp.	595	51,593
Tech Data Corp.(a)	650	58,923
Vishay Intertechnology Inc.	1,955	29,794

		1,114,714

Energy Equipment & Services — 1.3%
Apergy Corp.(a)	1,251	38,794
Archrock Inc.	2,630	23,328
C&J Energy Services Inc.(a)	1,433	16,967
Cactus Inc., Class A(a)(b)	710	23,110
Core Laboratories NV	1,422	67,744
DMC Global Inc.	263	17,789
Dril-Quip Inc.(a)(b)	448	18,480
Ensco Rowan PLC, Class A	1,734	14,514
Exterran Corp.(a)	1,366	18,851
Helix Energy Solutions Group Inc.(a)	2,420	16,359
Matrix Service Co.(a)	904	16,362
McDermott International Inc.(a)	3,284	19,835
Newpark Resources Inc.(a)	3,052	21,333
Oceaneering International Inc.(a)	2,259	37,048
Oil States International Inc.(a)	1,236	20,567
Patterson-UTI Energy Inc.	1,483	15,764
ProPetro Holding Corp.(a)	805	15,633
Select Energy Services Inc., Class A(a)	1,634	17,484
Tidewater Inc.(a)	896	19,094
Transocean Ltd.(a)	2,568	15,922
U.S. Silica Holdings Inc.	2,078	21,570

		476,548

Entertainment — 0.8%
Cinemark Holdings Inc.	2,769	105,194
IMAX Corp.(a)	1,848	40,213
Lions Gate Entertainment Corp., Class A	1,608	23,750
Madison Square Garden Co. (The), Class A(a)	145	42,897
World Wrestling Entertainment Inc., Class A	556	40,443
Zynga Inc., Class A(a)	7,904	49,716

		302,213

Equity Real Estate Investment Trusts (REITs) — 9.5%
Agree Realty Corp.	685	45,861
Alexander & Baldwin Inc.	813	18,756
American Assets Trust Inc.	610	27,688
American Campus Communities Inc.	3,303	152,995
American Finance Trust Inc.	1,642	17,175
Americold Realty Trust	2,311	72,334
Apartment Investment & Management Co., Class A	587	29,321
Armada Hoffler Properties Inc.	1,177	19,421
Brandywine Realty Trust	11,292	170,622
Brixmor Property Group Inc.	5,714	97,995
CareTrust REIT Inc.	1,270	30,874
Chatham Lodging Trust	1,394	26,542
Colony Capital Inc.	5,673	29,443
CorePoint Lodging Inc.	1,467	17,780
CoreSite Realty Corp.	902	105,281
Corporate Office Properties Trust	4,199	116,900
Cousins Properties Inc.	8,222	74,409
CubeSmart	1,903	64,169
CyrusOne Inc.	1,736	102,493
DiamondRock Hospitality Co.	5,013	49,679

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett Inc.	4,364	$175,826
Easterly Government Properties Inc.	7,590	139,732
Empire State Realty Trust Inc., Class A	2,241	34,422
EPR Properties	315	24,602
Essential Properties Realty Trust Inc.	1,698	36,099
First Industrial Realty Trust Inc.	1,530	53,106
Four Corners Property Trust Inc.	2,990	85,992
Franklin Street Properties Corp.	4,169	30,184
Gaming and Leisure Properties Inc.	903	35,659
Hannon Armstrong Sustainable Infrastructure Capital Inc.	733	18,992
Healthcare Trust of America Inc., Class A	1,143	32,907
Highwoods Properties Inc.	511	22,412
Hospitality Properties Trust	1,958	48,695
Hudson Pacific Properties Inc.	1,671	55,828
JBG SMITH Properties	2,593	102,398
Kilroy Realty Corp.	2,943	216,929
Lamar Advertising Co., Class A	253	19,787
Life Storage Inc.	781	75,195
Medical Properties Trust Inc.	2,041	36,289
National Storage Affiliates Trust	645	19,215
NexPoint Residential Trust Inc.	485	19,439
Office Properties Income Trust	32	765
Omega Healthcare Investors Inc.	825	29,386
Outfront Media Inc.	1,964	48,413
Paramount Group Inc.	1,896	27,018
Park Hotels & Resorts Inc.	1,981	54,715
Pebblebrook Hotel Trust	641	17,839
Piedmont Office Realty Trust Inc., Class A	1,295	26,327
PotlatchDeltic Corp.	777	26,146
QTS Realty Trust Inc., Class A	1,032	47,647
Rayonier Inc.	692	19,480
Rexford Industrial Realty Inc.	2,080	78,624
RLJ Lodging Trust	2,161	37,104
Sabra Health Care REIT Inc.	3,756	72,453
Senior Housing Properties Trust	150	1,182
STAG Industrial Inc.	664	19,376
STORE Capital Corp.	1,497	51,227
Sunstone Hotel Investors Inc.	1,335	17,916
Tanger Factory Outlet Centers Inc.	1,035	17,554
Taubman Centers Inc.	444	19,696
Tier REIT Inc.	2,134	57,447
Uniti Group Inc.	3,295	31,665
VICI Properties Inc.	8,066	178,904
Washington Prime Group Inc.	3,969	16,273
Washington REIT	921	24,508
Weingarten Realty Investors	714	20,135

		3,495,246

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings Inc.(a)	1,728	43,166
Casey’s General Stores Inc.	320	41,306
Performance Food Group Co.(a)	1,612	63,432
PriceSmart Inc.	894	43,448
SpartanNash Co.	1,273	14,690
Sprouts Farmers Market Inc.(a)	1,235	24,762
U.S. Foods Holding Corp.(a)	3,018	104,302
United Natural Foods Inc.(a)	2,022	20,523

		355,629

Food Products — 1.0%
B&G Foods Inc.	875	19,206

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Darling Ingredients Inc.(a)	2,988	$56,473
Farmer Bros. Co.(a)	1,027	18,815
Flowers Foods Inc.	1,869	41,810
Fresh Del Monte Produce Inc.	740	18,515
Freshpet Inc.(a)(b)	792	36,804
Hain Celestial Group Inc. (The)(a)	1,785	36,396
Pilgrim’s Pride Corp.(a)	668	17,081
Post Holdings Inc.(a)	540	56,754
Sanderson Farms Inc.	127	17,362
Simply Good Foods Co. (The)(a)	1,319	28,345
TreeHouse Foods Inc.(a)	685	35,709

		383,270

Gas Utilities — 1.0%
Chesapeake Utilities Corp.	206	18,701
National Fuel Gas Co.	1,291	68,823
New Jersey Resources Corp.	958	45,457
Northwest Natural Holding Co.	578	39,778
ONE Gas Inc.	461	40,365
South Jersey Industries Inc.	1,768	55,780
Southwest Gas Holdings Inc.	1,141	97,145
Spire Inc.	246	20,497

		386,546

Health Care Equipment & Supplies — 3.2%
AngioDynamics Inc.(a)	969	18,207
Antares Pharma Inc.(a)	6,794	18,955
AtriCure Inc.(a)	868	25,432
Atrion Corp.	22	19,431
Avanos Medical Inc.(a)	460	17,333
Cantel Medical Corp.	459	31,552
Cardiovascular Systems Inc.(a)	653	25,434
CryoLife Inc.(a)	645	18,544
GenMark Diagnostics Inc.(a)	2,731	18,270
Glaukos Corp.(a)	477	30,757
Globus Medical Inc., Class A(a)	1,066	41,894
Haemonetics Corp.(a)	615	59,649
Heska Corp.(a)	247	17,315
Hill-Rom Holdings Inc.	888	85,381
Inogen Inc.(a)(b)	258	16,633
Insulet Corp.(a)(b)	547	60,055
Integer Holdings Corp.(a)	281	19,698
Integra LifeSciences Holdings Corp.(a)(b)	386	17,988
iRhythm Technologies Inc.(a)	283	19,374
LeMaitre Vascular Inc.	688	17,757
LivaNova PLC(a)	482	34,656
Merit Medical Systems Inc.(a)	987	50,959
Neogen Corp.(a)	331	18,652
Nevro Corp.(a)	341	20,156
Novocure Ltd.(a)	756	40,159
NuVasive Inc.(a)	552	31,994
OraSure Technologies Inc.(a)	2,690	22,327
Orthofix Medical Inc.(a)	491	24,221
Penumbra Inc.(a)	452	64,500
Quidel Corp.(a)(b)	492	27,208
STAAR Surgical Co.(a)	775	17,957
Tactile Systems Technology Inc.(a)	387	18,588
Tandem Diabetes Care Inc.(a)	705	48,335
Varex Imaging Corp.(a)	675	18,009
West Pharmaceutical Services Inc.	1,269	145,427

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Wright Medical Group NV(a)	786	$24,146

		1,186,953

Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)	889	28,644
Addus HomeCare Corp.(a)	291	19,899
Amedisys Inc.(a)	468	52,561
AMN Healthcare Services Inc.(a)	893	43,257
BioTelemetry Inc.(a)	604	28,907
Brookdale Senior Living Inc.(a)	2,970	18,355
Chemed Corp.	115	37,713
CorVel Corp.(a)	283	20,936
Covetrus Inc.(a)	1,502	37,039
Diplomat Pharmacy Inc.(a)	3,660	16,909
Encompass Health Corp.	1,396	82,252
Ensign Group Inc. (The)	630	33,554
HealthEquity Inc.(a)	443	28,955
LHC Group Inc.(a)	453	51,316
MEDNAX Inc.(a)	1,203	29,666
Molina Healthcare Inc.(a)	563	80,092
National Research Corp.	930	47,421
Patterson Companies Inc.	3,670	77,143
Premier Inc., Class A(a)	1,479	54,353
Providence Service Corp. (The)(a)	480	31,046
R1 RCM Inc.(a)	2,217	26,028
Select Medical Holdings Corp.(a)	2,328	32,708
Tenet Healthcare Corp.(a)	936	18,683
Tivity Health Inc.(a)	1,774	32,464
U.S. Physical Therapy Inc.	394	44,014

		973,915

Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)(b)	3,710	36,098
HMS Holdings Corp.(a)	1,018	30,978
Medidata Solutions Inc.(a)	836	76,201
Omnicell Inc.(a)	256	20,339
Teladoc Health Inc.(a)(b)	707	41,091
Vocera Communications Inc.(a)	564	18,251

		222,958

Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp.	1,471	35,186
Brinker International Inc.	782	29,380
Caesars Entertainment Corp.(a)	8,343	73,335
Churchill Downs Inc.	667	65,753
Cracker Barrel Old Country Store Inc.	181	28,433
Dave & Buster’s Entertainment Inc.	452	22,482
Dine Brands Global Inc.	293	27,665
Dunkin’ Brands Group Inc.	1,695	125,803
El Pollo Loco Holdings Inc.(a)	2,788	29,218
Eldorado Resorts Inc.(a)	804	39,533
Everi Holdings Inc.(a)	1,762	19,629
Hilton Grand Vacations Inc.(a)	696	17,692
International Speedway Corp., Class A	583	26,095
Jack in the Box Inc.	268	22,298
Marriott Vacations Worldwide Corp.	441	39,646
Penn National Gaming Inc.(a)	1,294	24,392
Planet Fitness Inc., Class A(a)	798	61,023
PlayAGS Inc.(a)	929	17,781
Red Robin Gourmet Burgers Inc.(a)	575	14,708
Shake Shack Inc., Class A(a)	625	38,344
Six Flags Entertainment Corp.	933	46,053

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse Inc.	369	$18,915
Wendy’s Co. (The)	2,843	52,283
Wingstop Inc.	314	25,019
Wyndham Destinations Inc.	669	26,613
Wyndham Hotels & Resorts Inc.	941	50,193

		977,472

Household Durables — 1.3%
Century Communities Inc.(a)	693	18,503
Ethan Allen Interiors Inc.	934	19,819
GoPro Inc., Class A(a)	2,674	16,846
Green Brick Partners Inc.(a)	2,071	17,997
Helen of Troy Ltd.(a)	499	66,671
iRobot Corp.(a)	537	46,778
KB Home	1,301	32,694
La-Z-Boy Inc.	720	23,177
LGI Homes Inc.(a)	398	27,144
MDC Holdings Inc.	662	20,807
Meritage Homes Corp.(a)	469	23,497
Taylor Morrison Home Corp., Class A(a)	1,049	20,949
Tempur Sealy International Inc.(a)	406	25,907
Toll Brothers Inc.	1,184	41,168
TopBuild Corp.(a)	378	29,964
TRI Pointe Group Inc.(a)	1,490	18,327
Tupperware Brands Corp.	865	16,106

		466,354

Household Products — 0.2%
Energizer Holdings Inc.	991	40,552
Spectrum Brands Holdings Inc.	409	21,542

		62,094

Independent Power and Renewable Electricity Producers — 0.8%
Clearway Energy Inc., Class C	2,817	42,255
NextEra Energy Partners LP	1,311	58,012
Ormat Technologies Inc.	1,254	74,036
Pattern Energy Group Inc., Class A	3,275	69,463
TerraForm Power Inc., Class A	3,286	44,361

		288,127

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	922	122,912
Raven Industries Inc.	1,064	34,846

		157,758

Insurance — 1.7%
American Equity Investment Life Holding Co.	641	18,147
Assured Guaranty Ltd.	575	23,500
Axis Capital Holdings Ltd.	787	46,889
Brown & Brown Inc.	1,983	62,603
Crawford & Co., Class A, NVS	2,139	17,497
eHealth Inc.(a)(b)	339	23,920
First American Financial Corp.	2,071	106,967
Genworth Financial Inc., Class A(a)	7,934	23,088
Hanover Insurance Group Inc. (The)	525	64,134
Horace Mann Educators Corp.	258	10,452
Kemper Corp.	270	22,407
Old Republic International Corp.	1,172	25,843
Primerica Inc.	468	53,754
ProAssurance Corp.	652	24,463
RLI Corp.	229	19,667
Selective Insurance Group Inc.	434	31,096
Trupanion Inc.(a)	586	17,187

Security	Shares	Value

Insurance (continued)
Universal Insurance Holdings Inc.	668	$19,399

		611,013

Interactive Media & Services — 0.1%
ANGI Homeservices Inc., Class A(a)(b)	1,240	17,881
Yelp Inc.(a)	726	22,310

		40,191

Internet & Direct Marketing Retail — 0.5%
Etsy Inc.(a)	1,448	90,225
Groupon Inc.(a)	5,532	19,528
Quotient Technology Inc.(a)	2,079	21,975
Shutterfly Inc.(a)	858	40,738

		172,466

IT Services — 2.7%
Black Knight Inc.(a)	1,654	93,765
Booz Allen Hamilton Holding Corp.	2,147	135,626
CACI International Inc., Class A(a)	270	54,950
Carbonite Inc.(a)	780	18,463
Cardtronics PLC, Class A(a)	631	19,056
Cass Information Systems Inc.	433	19,515
Conduent Inc.(a)	5,131	45,666
CoreLogic Inc.(a)	523	20,496
CSG Systems International Inc.	456	20,452
Euronet Worldwide Inc.(a)	473	73,334
Exela Technologies Inc.(a)	6,370	13,950
ExlService Holdings Inc.(a)	563	33,363
KBR Inc.	1,263	28,064
Limelight Networks Inc.(a)	6,454	19,878
LiveRamp Holdings Inc.(a)	719	36,942
MAXIMUS Inc.	279	19,879
Perficient Inc.(a)	611	18,593
Perspecta Inc.	1,556	33,781
Science Applications International Corp.	700	53,718
Sykes Enterprises Inc.(a)	1,492	36,942
TTEC Holdings Inc.	547	21,705
Virtusa Corp.(a)	925	39,220
WEX Inc.(a)	643	121,489

		978,847

Leisure Products — 0.2%
Callaway Golf Co.	2,045	30,061
Mattel Inc.(a)	5,541	54,579

		84,640

Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories Inc., Class A(a)	128	36,727
Bio-Techne Corp.	324	64,168
Bruker Corp.	1,911	79,823
Charles River Laboratories International Inc.(a)	255	31,990
Luminex Corp.	1,403	29,603
Medpace Holdings Inc.(a)	346	18,677
NeoGenomics Inc.(a)	1,281	27,811
PRA Health Sciences Inc.(a)	514	44,579
Syneos Health Inc.(a)	539	22,223

		355,601

Machinery — 4.3%
Actuant Corp., Class A	1,365	30,221
AGCO Corp.	935	62,234
Alamo Group Inc.	242	22,973
Allison Transmission Holdings Inc.	2,223	92,010
Astec Industries Inc.	800	23,544

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Barnes Group Inc.	1,107	$57,254
Briggs & Stratton Corp.	1,924	18,086
Chart Industries Inc.(a)	500	38,315
Crane Co.	566	43,276
Donaldson Co. Inc.	1,902	90,250
Douglas Dynamics Inc.	522	19,366
ESCO Technologies Inc.	594	41,515
Evoqua Water Technologies Corp.(a)	1,897	22,328
Federal Signal Corp.	1,142	27,282
Franklin Electric Co. Inc.	1,013	44,400
Gardner Denver Holdings Inc.(a)	1,427	48,475
Gates Industrial Corp. PLC(a)	1,454	16,401
Graco Inc.	802	37,870
Harsco Corp.(a)	746	18,650
Hillenbrand Inc.	490	18,243
Hyster-Yale Materials Handling Inc.	452	19,879
ITT Inc.	1,030	59,349
John Bean Technologies Corp.	303	31,073
Kennametal Inc.	676	20,787
Lincoln Electric Holdings Inc.	244	18,529
Lindsay Corp.	247	19,607
Meritor Inc.(a)	1,230	24,797
Navistar International Corp.(a)	1,117	34,750
Nordson Corp.	422	53,012
Oshkosh Corp.	1,121	79,804
Proto Labs Inc.(a)	387	38,835
Rexnord Corp.(a)	885	23,284
Tennant Co.	307	17,686
Terex Corp.	842	22,540
Timken Co. (The)	404	17,780
Toro Co. (The)	1,515	98,717
TriMas Corp.(a)	932	26,702
Wabash National Corp.	1,458	19,698
Watts Water Technologies Inc., Class A	417	33,940
Welbilt Inc.(a)	2,543	39,238
Woodward Inc.	857	93,344

		1,566,044

Media — 1.5%
Cable One Inc.	49	54,735
comScore Inc.(a)	40	365
Entercom Communications Corp., Class A	2,993	17,330
Gannett Co. Inc.	3,014	23,690
GCI Liberty Inc., Class A(a)	1,045	60,704
Gray Television Inc.(a)	1,173	20,211
Hemisphere Media Group Inc.(a)	2,332	31,482
John Wiley & Sons Inc., Class A	1,442	60,247
Liberty Latin America Ltd., Class C, NVS(a)	1,341	23,052
Loral Space & Communications Inc.(a)	589	19,967
New York Times Co. (The), Class A	2,398	76,304
Nexstar Media Group Inc., Class A	380	38,057
Sinclair Broadcast Group Inc., Class A	652	34,999
TEGNA Inc.	2,324	35,185
Tribune Media Co., Class A	879	40,698

		537,026

Metals & Mining — 1.2%
Alcoa Corp.(a)	2,467	52,276
Century Aluminum Co.(a)	2,701	15,099
Cleveland-Cliffs Inc.	3,269	28,440
Commercial Metals Co.	2,195	29,303

Security	Shares	Value

Metals & Mining (continued)
Compass Minerals International Inc.	721	$36,778
Reliance Steel & Aluminum Co.	1,500	124,905
Royal Gold Inc.	1,285	113,067
Schnitzer Steel Industries Inc., Class A	1,979	41,777

		441,645

Mortgage Real Estate Investment — 0.7%
Apollo Commercial Real Estate Finance Inc.	2,678	49,222
Arbor Realty Trust Inc.	1,495	18,403
Capstead Mortgage Corp.	2,275	17,995
Chimera Investment Corp.	1,791	32,668
Granite Point Mortgage Trust Inc.	1,767	32,849
New Residential Investment Corp.	1,737	26,489
Redwood Trust Inc.	2,013	32,067
Starwood Property Trust Inc.	2,142	47,231

		256,924

Multi-Utilities — 0.4%
Avista Corp.	2,491	104,024
Black Hills Corp.	278	21,184
MDU Resources Group Inc.	1,519	37,489

		162,697

Multiline Retail — 0.1%
Big Lots Inc.	777	21,445
Ollie’s Bargain Outlet Holdings Inc.(a)	330	32,578

		54,023

Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp.	3,113	38,041
Antero Resources Corp.(a)	2,975	19,546
California Resources Corp.(a)	959	15,536
Callon Petroleum Co.(a)	3,221	20,131
Carrizo Oil & Gas Inc.(a)	1,491	15,178
Centennial Resource Development Inc./DE, Class A(a)	1,876	14,820
Chesapeake Energy Corp.(a)	13,847	26,586
Clean Energy Fuels Corp.(a)	7,062	18,856
CNX Resources Corp.(a)	2,363	18,242
Delek U.S. Holdings Inc.	1,138	34,834
Denbury Resources Inc.(a)	11,686	16,828
EnLink Midstream LLC.	3,872	40,191
EQT Corp.	3,441	62,970
Equitrans Midstream Corp.(a)	2,443	48,518
Green Plains Inc.	1,226	15,999
Gulfport Energy Corp.(a)	2,642	14,452
Kosmos Energy Ltd.	6,816	41,987
Matador Resources Co.(a)	931	15,306
Murphy Oil Corp.	1,158	28,776
Oasis Petroleum Inc.(a)(b)	4,003	20,816
PBF Energy Inc., Class A	1,231	32,499
PDC Energy Inc.(a)	714	21,791
Peabody Energy Corp.	1,148	27,001
QEP Resources Inc.(a)	2,544	17,579
Range Resources Corp.	2,363	18,479
SM Energy Co.	1,768	20,562
Southwestern Energy Co.(a)	7,166	25,726
SRC Energy Inc.(a)	3,495	16,566
Tallgrass Energy LP	1,295	30,808
Talos Energy Inc.(a)	683	15,941
Tellurian Inc.(a)	2,156	16,580
Texas Pacific Land Trust	55	40,536
Whiting Petroleum Corp.(a)	1,256	23,085
World Fuel Services Corp.	1,185	34,531

7

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy Inc.(a)	3,786	$40,737

		910,034

Paper & Forest Products — 0.5%
Boise Cascade Co.	3,184	70,685
Domtar Corp.	1,356	57,020
Louisiana-Pacific Corp.	1,954	44,590

		172,295

Personal Products — 0.5%
Avon Products Inc.(a)	6,167	23,188
Edgewell Personal Care Co.(a)	587	16,753
Herbalife Nutrition Ltd.(a)(b)	1,483	61,960
Medifast Inc.	266	34,301
Nu Skin Enterprises Inc., Class A	534	24,932
USANA Health Sciences Inc.(a)	243	17,199

		178,333

Pharmaceuticals — 1.5%
Aerie Pharmaceuticals Inc.(a)	622	22,653
Amneal Pharmaceuticals Inc.(a)	2,221	16,746
Catalent Inc.(a)(b)	1,892	86,086
Corcept Therapeutics Inc.(a)	1,792	17,526
Cymabay Therapeutics Inc.(a)	1,492	18,023
Endo International PLC(a)	2,934	14,523
Horizon Therapeutics PLC(a)	2,106	50,186
Innoviva Inc.(a)	1,307	17,867
Intersect ENT Inc.(a)	1,001	23,603
Intra-Cellular Therapies Inc.(a)	1,513	19,654
Medicines Co. (The)(a)(b)	998	35,579
MyoKardia Inc.(a)	566	26,364
Omeros Corp.(a)	1,015	18,047
Pacira BioScience Inc.(a)	473	20,580
Phibro Animal Health Corp., Class A	669	19,789
Reata Pharmaceuticals Inc., Class A(a)	307	26,178
Revance Therapeutics Inc.(a)(b)	1,581	17,027
Supernus Pharmaceuticals Inc.(a)	677	20,330
TherapeuticsMD Inc.(a)(b)	5,613	17,176
Theravance Biopharma Inc.(a)(b)	1,085	18,033
Tricida Inc.(a)	536	19,693
Zogenix Inc.(a)	617	23,255

		548,918

Professional Services — 1.5%
ASGN Inc.(a)	743	37,692
Exponent Inc.	416	23,317
FTI Consulting Inc.(a)	714	59,919
Heidrick & Struggles International Inc.	579	17,578
Huron Consulting Group Inc.(a)	395	19,446
ICF International Inc.	602	43,880
Insperity Inc.	585	66,632
Kelly Services Inc., Class A, NVS	1,900	44,650
Kforce Inc.	539	18,730
Korn Ferry	1,093	47,086
Navigant Consulting Inc.	1,465	32,230
Resources Connection Inc.	1,213	18,620
TriNet Group Inc.(a)	939	59,514
TrueBlue Inc.(a)	1,463	31,074
WageWorks Inc.(a)	493	24,635

		545,003

Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)	2,920	49,231
HFF Inc., Class A	432	18,654

Security	Shares	Value

Real Estate Management & Development (continued)
Howard Hughes Corp. (The)(a)	690	$70,960
Kennedy-Wilson Holdings Inc.	1,121	23,037
Marcus & Millichap Inc.(a)	1,420	43,367
Realogy Holdings Corp.	2,391	16,952
Redfin Corp.(a)	1,144	18,029
St. Joe Co. (The)(a)	1,156	18,415
Tejon Ranch Co.(a)	1,147	18,570

		277,215

Road & Rail — 0.6%
ArcBest Corp.	760	19,053
Avis Budget Group Inc.(a)	990	28,076
Genesee & Wyoming Inc., Class A(a)	789	75,129
Hertz Global Holdings Inc.(a)	1,202	16,912
Landstar System Inc.	230	22,138
Ryder System Inc.	1,499	75,699

		237,007

Semiconductors & Semiconductor Equipment — 2.8%
Brooks Automation Inc.	973	34,532
Cabot Microelectronics Corp.	583	56,825
Cirrus Logic Inc.(a)(b)	1,390	51,944
Cree Inc.(a)	1,565	86,294
Cypress Semiconductor Corp.	3,940	70,211
Entegris Inc.	1,840	63,186
First Solar Inc.(a)	1,196	69,416
Ichor Holdings Ltd.(a)	832	17,555
Inphi Corp.(a)	433	19,000
Kulicke & Soffa Industries Inc.	2,070	40,137
Lattice Semiconductor Corp.(a)	1,625	20,800
Mellanox Technologies Ltd.(a)	597	65,539
MKS Instruments Inc.	488	34,872
Nanometrics Inc.(a)	800	22,760
NVE Corp.	250	18,240
Power Integrations Inc.	387	25,217
Rambus Inc.(a)	1,669	18,960
Semtech Corp.(a)	677	26,965
Silicon Laboratories Inc.(a)(b)	665	62,224
SolarEdge Technologies Inc.(a)	464	24,861
Teradyne Inc.	1,915	80,698
Universal Display Corp.	464	68,176
Versum Materials Inc.	766	39,334

		1,017,746

Software — 6.6%
2U Inc.(a)	703	26,707
8x8 Inc.(a)	915	22,079
ACI Worldwide Inc.(a)(b)	1,934	60,844
Alarm.com Holdings Inc.(a)	322	18,776
Aspen Technology Inc.(a)	897	101,908
Avaya Holdings Corp.(a)	2,075	26,103
Benefitfocus Inc.(a)	589	16,704
Blackbaud Inc.	792	60,921
Blackline Inc.(a)	828	42,567
Bottomline Technologies DE Inc.(a)	574	25,072
Box Inc., Class A(a)	1,181	21,837
Ceridian HCM Holding Inc.(a)(b)	631	31,033
Cision Ltd.(a)	1,968	21,609
Cloudera Inc.(a)	2,443	22,402
Cornerstone OnDemand Inc.(a)	446	23,741
Coupa Software Inc.(a)	724	79,068
Envestnet Inc.(a)	746	49,915

8

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Everbridge Inc.(a)	361	$28,389
Fair Isaac Corp.(a)	534	158,011
FireEye Inc.(a)	1,767	25,780
Five9 Inc.(a)	900	46,215
Guidewire Software Inc.(a)	916	92,076
HubSpot Inc.(a)	370	64,114
Instructure Inc.(a)	443	18,420
j2 Global Inc.	223	18,797
LivePerson Inc.(a)	1,078	30,001
LogMeIn Inc.	693	49,778
Manhattan Associates Inc.(a)	812	53,162
Mimecast Ltd.(a)(b)	1,162	52,755
New Relic Inc.(a)	799	80,156
Nuance Communications Inc.(a)	2,411	41,397
Nutanix Inc., Class A(a)	2,035	57,122
Paylocity Holding Corp.(a)	616	61,735
Progress Software Corp.	616	25,231
Proofpoint Inc.(a)	537	60,337
PROS Holdings Inc.(a)	369	20,922
Qualys Inc.(a)	376	33,317
Rapid7 Inc.(a)	880	45,980
RingCentral Inc., Class A(a)	974	116,734
SailPoint Technologies Holding Inc.(a)	994	17,465
SPS Commerce Inc.(a)	291	29,662
Teradata Corp.(a)	3,454	118,610
TiVo Corp.	2,656	19,123
Trade Desk Inc. (The), Class A(a)	397	78,927
Tyler Technologies Inc.(a)	296	63,152
Varonis Systems Inc.(a)	307	19,200
Verint Systems Inc.(a)	645	36,604
Workiva Inc.(a)	568	31,603
Yext Inc.(a)	903	16,579
Zendesk Inc.(a)	1,237	104,217
Zscaler Inc.(a)(b)	716	49,139

		2,415,996

Specialty Retail — 2.6%
Aaron’s Inc.	1,081	57,574
American Eagle Outfitters Inc.	2,992	52,061
America’s Car-Mart Inc./TX(a)	197	16,962
Asbury Automotive Group Inc.(a)	359	26,634
At Home Group Inc.(a)(b)	898	17,107
AutoNation Inc.(a)	799	31,537
Bed Bath & Beyond Inc.	1,291	16,383
Buckle Inc. (The)	1,038	15,622
Caleres Inc.	892	16,823
Designer Brands Inc.(a)	948	17,149
Five Below Inc.(a)	644	82,902
Floor & Decor Holdings Inc., Class A(a)	741	26,320
Foot Locker Inc.	1,416	55,720
GameStop Corp., Class A	2,233	16,926
Genesco Inc.(a)	465	20,916
Group 1 Automotive Inc.	316	22,812
Guess? Inc.	1,016	16,429
Hibbett Sports Inc.(a)(b)	975	21,567
Lithia Motors Inc., Class A	323	36,870
MarineMax Inc.(a)	1,153	17,964
Michaels Companies Inc. (The)(a)	1,820	16,580
Monro Inc.(b)	549	43,761
Murphy USA Inc.(a)	494	39,648
National Vision Holdings Inc.(a)	1,022	27,829

Security	Shares	Value

Specialty Retail (continued)
Office Depot Inc.	9,091	$17,818
Rent-A-Center Inc./TX(a)	844	20,138
RH(a)	211	17,967
Sally Beauty Holdings Inc.(a)	1,521	23,089
Signet Jewelers Ltd.	1,348	25,423
Sleep Number Corp.(a)	583	20,294
Williams-Sonoma Inc.	1,304	76,284
Winmark Corp.	108	17,803
Zumiez Inc.(a)	863	17,070

		949,982

Technology Hardware, Storage & Peripherals — 0.3%
Cray Inc.(a)	650	22,757
Diebold Nixdorf Inc.(a)	1,944	16,524
NCR Corp.(a)	1,494	45,716
Pure Storage Inc., Class A(a)	1,729	27,422

		112,419

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s Inc.	368	30,952
Columbia Sportswear Co.	806	75,587
Crocs Inc.(a)	1,269	24,517
Deckers Outdoor Corp.(a)	571	86,849
Fossil Group Inc.(a)	1,389	13,598
Movado Group Inc.	1,021	26,301
Skechers U.S.A. Inc., Class A(a)	816	22,791
Unifi Inc.(a)	895	16,871
Wolverine World Wide Inc.	2,241	62,614

		360,080

Thrifts & Mortgage Finance — 1.6%
Columbia Financial Inc.(a)	1,884	28,769
Federal Agricultural Mortgage Corp., Class C, NVS	425	29,083
First Defiance Financial Corp.	668	18,103
HomeStreet Inc.(a)	1,968	55,989
LendingTree Inc.(a)	62	23,296
MGIC Investment Corp.(a)	5,355	72,560
Mr Cooper Group Inc.(a)	2,128	16,109
New York Community Bancorp. Inc.	8,315	82,568
NMI Holdings Inc., Class A(a)	778	21,208
Northfield Bancorp. Inc.	1,277	19,168
OceanFirst Financial Corp.	1,580	37,636
Radian Group Inc.	1,498	33,630
TFS Financial Corp.	1,901	32,640
United Community Financial Corp./OH	2,142	19,621
Walker & Dunlop Inc.	360	18,097
Washington Federal Inc.	1,271	40,125
WSFS Financial Corp.	746	29,609

		578,211

Trading Companies & Distributors — 1.0%
Air Lease Corp.	782	28,152
Aircastle Ltd.	1,060	20,585
Beacon Roofing Supply Inc.(a)	1,073	37,083
Foundation Building Materials Inc.(a)	1,220	18,507
GATX Corp.	626	43,707
Herc Holdings Inc.(a)	520	17,696
NOW Inc.(a)	1,395	18,177
Rush Enterprises Inc., Class A	529	18,658
SiteOne Landscape Supply Inc.(a)(b)	618	40,090
Triton International Ltd.	901	26,624
Veritiv Corp.(a)	911	16,088
Watsco Inc.	301	47,374

9

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
WESCO International Inc.(a)(b)	1,079	$50,530

		383,271

Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	1,733	69,095

Water Utilities — 0.3%
Aqua America Inc.	2,406	95,133

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)	1,181	22,321
Gogo Inc.(a)(b)	3,362	16,440
Shenandoah Telecommunications Co.	860	34,580
Telephone & Data Systems Inc.	623	17,949

		91,290

Total Common Stocks — 99.7% (Cost: $37,418,687)		36,534,309

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(c)(d)(e)	1,113,065	1,113,510

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(c)(d)	27,434	$27,434

		1,140,944

Total Short-Term Investments — 3.1% (Cost: $1,140,776)		1,140,944

Total Investments in Securities — 102.8% (Cost: $38,559,463)		37,675,253

Other Assets, Less Liabilities — (2.8)%		(1,036,488)

Net Assets — 100.0%		$36,638,765

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	729,442	383,623	1,113,065	$1,113,510	$2,593	(a)	$(20)	$103
BlackRock Cash Funds: Treasury, SL Agency Shares	27,907	(473)	27,434	27,434	497		—	—

				$1,140,944	$3,090		$(20)	$103

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$36,534,309	$—	$—	$36,534,309
Money Market Funds	1,140,944	—	—	1,140,944

	$37,675,253	$—	$—	$37,675,253

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

10